Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	STAR ALLIANCE INTERNATIONAL CORP.
Entity Central Index Key	0001614556
Entity Tax Identification Number	37-1757067
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5743 Corsa Avenue Suite 218
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	310
Local Phone Number	571-0020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false